GENERAL (Liquidity and Capital Resources) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	6 Months Ended
	Oct. 15, 2015	Feb. 28, 2015	Aug. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
GENERAL [Abstract]
Net loss				$ 6,687	$ 7,184
Net cash used in operating activities				8,392	7,561
Total shareholders' equity				$ 19,821	$ 19,876	$ 15,065	$ 23,633
2015 Cantor Sales Agreement
Share Capital [Line Items]
Stock sold in agreement		2,204,764
Proceeds from sale of stock		$ 9,829
Payments of issuance expenses		$ 490
Prospectus supplement with the SEC, shares issuable		14,400
2015 Cantor Sales Agreement | Subsequent Event [Member]
Share Capital [Line Items]
Stock sold in agreement			219,594
Proceeds from sale of stock			$ 711
Payments of issuance expenses			$ 21
Securities Purchase Agreement [Member] | Capital Units [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Equity shares issued	3,333,333
Price per unit	$ 2.40
Proceeds from the Private Placement	$ 7,400
Private placement, terms
Under the terms of the Private Placement, the Company issued an aggregate of 3,333,333 units at $2.40 per unit, with with each unit consisting of (i) one ordinary share (collectively, the "Shares"), (ii) a Series A Warrant to purchase one-half of an ordinary share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date, and (iii) a partially pre-funded Series B Warrant (collectively and together with the Series A Warrants, the "Warrants"). The Series B Warrants have an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share.  The Series B Warrants are intended to reset the price of the units, and will be exercisable for an aggregate number of ordinary shares based on a reset price per unit equal to 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of the Resale Registration Statement (as defined below); provided that the maximum aggregate number of ordinary shares issuable upon exercise of the Series B Warrants will not exceed 2,666,667, provided, further, that if 85% of the arithmetic average of the five lowest weighted-average prices calculated during the ten trading days following the effective date of the Resale Registration Statement is $2.40 or greater the Series B Warrants will not be exercisable for any ordinary shares.  The Series B Warrants are exercisable for 60 days following the effective date of the Resale Registration Statement. The Company has also entered into a Registration Rights Agreement (the "Registration Rights Agreement") with the Purchasers pursuant to which the Company is required to file a registration statement on Form F-3 within 60 days to cover the resale of the Shares and the ordinary shares issuable upon exercise of the Warrants (the "Resale Registration Statement").  The failure on the part of the Company to satisfy certain conditions and deadlines described in the Registration Rights Agreement may subject the Company to payment of certain liquidated damages.